Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Segmental analysis
Net interest income	£ 6,556	£ 5,541	£ 4,639
Other income, net of insurance claims	1,339	3,687	4,492
Total income, net of insurance claims	7,895	9,228	9,131
(Loss) profit before tax	(602)	1,496	2,897
Total assets	872,994	833,893
Customer deposits	453,446	421,320
Total liabilities	824,132	786,087
Retail
Segmental analysis
Total assets	349,035	350,850
Customer deposits	272,217	253,128
Total liabilities	278,964	261,036
Commercial Banking
Segmental analysis
Total assets	153,759	144,795
Customer deposits	154,481	144,050
Total liabilities	198,407	182,318
Insurance and Wealth
Segmental analysis
Total assets	171,639	175,869
Customer deposits	13,511	13,677
Total liabilities	178,562	182,333
Other
Segmental analysis
Total assets	198,561	162,379
Customer deposits	13,237	10,465
Total liabilities	168,199	160,400
Operating segments after elimination, before reconciling items
Segmental analysis
Total income, net of insurance claims	7,939	8,814	9,295
Operating segments after elimination, before reconciling items | Retail
Segmental analysis
Total income, net of insurance claims	6,027	6,622	6,514
Operating segments after elimination, before reconciling items | Commercial Banking
Segmental analysis
Total income, net of insurance claims	1,633	1,647	1,861
Operating segments after elimination, before reconciling items | Insurance and Wealth
Segmental analysis
Total income, net of insurance claims	857	774	1,152
Operating segments after elimination, before reconciling items | Other
Segmental analysis
Total income, net of insurance claims	(578)	(229)	(232)
Operating segments
Segmental analysis
Net interest income	5,478	6,232	6,145
Other income, net of insurance claims	2,461	2,582	3,150
Total income, net of insurance claims	7,939	8,814	9,295
(Loss) profit before tax	(281)	3,337	4,194
Operating segments | Retail
Segmental analysis
Net interest income	4,233	4,623	4,561
Other income, net of insurance claims	919	1,010	1,009
Total income, net of insurance claims	5,152	5,633	5,570
(Loss) profit before tax	212	2,036	2,177
Operating segments | Commercial Banking
Segmental analysis
Net interest income	1,222	1,443	1,449
Other income, net of insurance claims	658	686	731
Total income, net of insurance claims	1,880	2,129	2,180
(Loss) profit before tax	(668)	772	982
Operating segments | Insurance and Wealth
Segmental analysis
Net interest income	14	37	40
Other income, net of insurance claims	853	838	1,183
Total income, net of insurance claims	867	875	1,223
(Loss) profit before tax	379	407	659
Operating segments | Other
Segmental analysis
Net interest income	9	129	95
Other income, net of insurance claims	31	48	227
Total income, net of insurance claims	40	177	322
(Loss) profit before tax	(204)	122	376
Intersegment | Retail
Segmental analysis
Total income, net of insurance claims	875	989	944
Intersegment | Commercial Banking
Segmental analysis
Total income, net of insurance claims	(247)	(482)	(319)
Intersegment | Insurance and Wealth
Segmental analysis
Total income, net of insurance claims	(10)	(101)	(71)
Intersegment | Other
Segmental analysis
Total income, net of insurance claims	(618)	(406)	(554)
Insurance grossing adjustment
Segmental analysis
Net interest income	1,132	(515)	(1,303)
Other income, net of insurance claims	(1,018)	603	1,418
Total income, net of insurance claims	114	88	115
Market volatility and asset sales
Segmental analysis
Net interest income	52	(63)	(87)
Other income, net of insurance claims	(75)	551	(22)
Total income, net of insurance claims	(23)	488	(109)
(Loss) profit before tax	(43)	422	(296)
Amortisation of purchased intangibles
Segmental analysis
(Loss) profit before tax	(34)	(34)	(34)
Restructuring costs
Segmental analysis
Other income, net of insurance claims	(37)	(40)	(48)
Total income, net of insurance claims	(37)	(40)	(48)
(Loss) profit before tax	(133)	(289)	(182)
Fair value unwind and other items
Segmental analysis
Net interest income	(106)	(113)	(116)
Other income, net of insurance claims	8	(9)	(6)
Total income, net of insurance claims	(98)	(122)	(122)
(Loss) profit before tax	£ (111)	(140)	(135)
Payment protection insurance provision
Segmental analysis
(Loss) profit before tax		£ (1,800)	£ (650)